Cover	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	MID PENN BANCORP, INC.
Entity Incorporation, State or Country Code	PA
Entity File Number	1-13677
Entity Tax Identification Number	25-1666413
Entity Address, Postal Zip Code	17110
Local Phone Number	642.7736
City Area Code	866
Entity Address, State or Province	PA
Entity Address, City or Town	Harrisburg
Entity Address, Address Line One	2407 Park Drive
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	MPB
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000879635